Retirement Benefits Fair Value of Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 265	$ 284	$ 312
Large Cap US Equitiies		56.00%
Fixed Income Securities		38.00%
Cash Fund Investments		6.00%
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies		100.00%	41.00%
Fixed Income Securities			45.00%
Other Investments - Plan Asset Allocation			14.00%
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 9
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		25
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		131
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		110
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		125
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		463
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Southern Union [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		265	$ 284
Large Cap US Equitiies			41.00%
Fixed Income Securities			48.00%
Cash Fund Investments			6.00%
Other Investments - Plan Asset Allocation			5.00%
Southern Union [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		598	$ 600
Southern Union [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		9	10
Southern Union [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		25	12
Southern Union [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	[1]	131	130
Southern Union [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	[2]	110	368
Southern Union [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		125	144
Southern Union [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		463	220
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		140	122
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		25	12
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			10
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			12
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			112
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		125	162
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		573	501
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			18
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			281
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			144
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			220
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0	0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 0	87
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			87
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			$ 0

[1]	(1) Primarily comprised of approximately 56% equities, 38% fixed income securities and 6% cash as of December 31, 2014.
[2]	(1) Primarily comprised of approximately 100% equities as of December 31, 2014.